Commitments and Contingencies (Tables)	12 Months Ended
Dec. 30, 2014
Aggregate Future Minimum Lease Payments

The aggregate future minimum lease payments under non-cancelable operating leases are approximately: (in thousands)

		Deemed
	Operating	Landlord
Fiscal year end	Leases	Leases
2015	$10,584	$292
2016	11,473	292
2017	11,141	292
2018	11,211	241
2019	10,994	212
Thereafter	40,090	516

	$95,493	$1,845